QUARTERLY REPORT
Syntax Stratified SmallCap ETF
March 31, 2021

Syntax Stratified SmallCap ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
3D Systems Corp.(a)	997	$27,358
8x8, Inc.(a)	1,623	52,650
AAON, Inc.	241	16,872
AAR Corp.	400	16,660
Aaron's Co., Inc.	1,357	34,848
Abercrombie & Fitch Co., Class A	630	21,615
ABM Industries, Inc.	834	42,542
Acadia Realty Trust, REIT	577	10,946
Addus HomeCare Corp.(a)	203	21,232
ADTRAN, Inc.	3,532	58,914
Advanced Energy Industries, Inc.	613	66,921
AdvanSix, Inc.(a)	333	8,931
Aegion Corp.(a)	1,484	42,665
Aerojet Rocketdyne Holdings, Inc.	390	18,314
AeroVironment, Inc.(a)	325	37,719
Agilysys, Inc.(a)	957	45,898
Agree Realty Corp., REIT	186	12,520
Alamo Group, Inc.	188	29,356
Alarm.com Holdings, Inc.(a)	658	56,838
Albany International Corp., Class A	303	25,291
Alexander & Baldwin, Inc.(a)	644	10,813
Allegheny Technologies, Inc.(a)	972	20,470
Allegiance Bancshares, Inc.	98	3,973
Allegiant Travel Co.(a)	341	83,224
Allscripts Healthcare Solutions, Inc.(a)	3,682	55,285
Ambac Financial Group, Inc.(a)	3,195	53,484
AMC Networks, Inc., Class A(a)	548	29,132
American Assets Trust, Inc., REIT	372	12,068
American Axle & Manufacturing Holdings, Inc.(a)	5,015	48,445
American Equity Investment Life Holding Co.	1,990	62,745
American Public Education, Inc.(a)	1,939	69,087
American States Water Co.	1,787	135,133
American Vanguard Corp.	389	7,939
American Woodmark Corp.(a)	242	23,856
America's Car-Mart, Inc.(a)	268	40,835
Ameris Bancorp	69	3,623
AMERISAFE, Inc.	890	56,960
AMN Healthcare Services, Inc.(a)	142	10,465
Amphastar Pharmaceuticals, Inc.(a)	2,958	54,191
Andersons, Inc.	1,214	33,239
AngioDynamics, Inc.(a)	708	16,567
ANI Pharmaceuticals, Inc.(a)	1,770	63,968
Anika Therapeutics, Inc.(a)	1,995	81,376
Apogee Enterprises, Inc.	234	9,566
Apollo Commercial Real Estate Finance, Inc., REIT	272	3,800
Applied Industrial Technologies, Inc.	184	16,775
Applied Optoelectronics, Inc.(a)	4,820	40,295
ArcBest Corp.	326	22,941
Archrock, Inc.	1,232	11,692
Security Description	Shares	Value
Arconic Corp.(a)	721	$18,306
Arcosa, Inc.	275	17,900
Arlo Technologies, Inc.(a)	2,764	17,358
Armada Hoffler Properties, Inc., REIT	952	11,938
ARMOUR Residential REIT, Inc.	1,770	21,594
Asbury Automotive Group, Inc.(a)	226	44,409
Assured Guaranty Ltd.	1,297	54,837
Astec Industries, Inc.	404	30,470
Atlas Air Worldwide Holdings, Inc.(a)	318	19,220
ATN International, Inc.	1,657	81,392
Avista Corp.	2,872	137,138
Axcelis Technologies, Inc.(a)	413	16,970
Axos Financial, Inc.(a)	233	10,953
AZZ, Inc.	377	18,982
B&G Foods, Inc.	883	27,426
Badger Meter, Inc.	213	19,824
Balchem Corp.	105	13,168
Banc of California, Inc.	191	3,453
BancFirst Corp.	53	3,747
BankUnited, Inc.	83	3,648
Banner Corp.	64	3,413
Barnes & Noble Education, Inc.(a)	4,850	39,479
Barnes Group, Inc.	172	8,521
Bed Bath & Beyond, Inc.	1,143	33,318
Bel Fuse, Inc., Class B	2,813	55,951
Benchmark Electronics, Inc.	1,211	37,444
Berkshire Hills Bancorp, Inc.	167	3,727
Big Lots, Inc.	506	34,560
BJ's Restaurants, Inc.(a)	393	22,825
Bloomin' Brands, Inc.	855	23,128
Blucora, Inc.(a)	4,256	70,820
BM Technologies, Inc.(a)	42	489
Boise Cascade Co.	293	17,530
Bonanza Creek Energy, Inc.(a)	504	18,008
Boot Barn Holdings, Inc.(a)	411	25,609
Boston Private Financial Holdings, Inc.	837	11,149
Bottomline Technologies DE, Inc.(a)	1,189	53,802
Brady Corp., Class A	387	20,685
Brandywine Realty Trust, REIT	1,380	17,816
Brightsphere Investment Group, Inc.	3,663	74,652
Brinker International, Inc.	319	22,668
Bristow Group, Inc.(a)	450	11,646
Brookline Bancorp, Inc.	248	3,720
Buckle, Inc.	1,057	41,519
Cadence BanCorp	1,807	37,459
CalAmp Corp.(a)	5,390	58,481
Calavo Growers, Inc.	458	35,559
Caleres, Inc.	1,388	30,258
California Water Service Group	2,396	134,991
Callaway Golf Co.	2,094	56,014
Callon Petroleum Co.(a)	442	17,039
Cal-Maine Foods, Inc.(a)	869	33,387

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Capitol Federal Financial, Inc.	860	$11,391
Capstead Mortgage Corp., REIT	3,400	21,182
Cardiovascular Systems, Inc.(a)	383	14,684
Cardtronics PLC, Class A(a)	1,482	57,502
CareTrust REIT, Inc.	3,607	83,989
Carpenter Technology Corp.	461	18,970
Cato Corp., Class A	1,641	19,692
Cavco Industries, Inc.(a)	188	42,415
Celsius Holdings, Inc.(a)	633	30,416
Centerspace, REIT	179	12,172
Central Garden & Pet Co.(a)	269	15,605
Central Garden & Pet Co., Class A(a)	302	15,671
Central Pacific Financial Corp.	456	12,166
Century Aluminum Co.(a)	1,198	21,157
Century Communities, Inc.(a)	703	42,405
CEVA, Inc.(a)	1,443	81,024
Chart Industries, Inc.(a)	134	19,075
Chatham Lodging Trust, REIT(a)	1,793	23,596
Cheesecake Factory, Inc.	394	23,053
Chefs' Warehouse, Inc.(a)	1,877	57,173
Chesapeake Utilities Corp.	1,087	126,179
Chico's FAS, Inc.	6,089	20,155
Children's Place, Inc.(a)	256	17,843
Chuy's Holdings, Inc.(a)	552	24,465
Cincinnati Bell, Inc.(a)	5,602	85,991
CIRCOR International, Inc.(a)	525	18,281
City Holding Co.	143	11,695
Clearwater Paper Corp.(a)	1,604	60,342
Coca-Cola Consolidated, Inc.	95	27,434
Cogent Communications Holdings, Inc.	1,342	92,276
Coherus Biosciences, Inc.(a)	3,532	51,603
Cohu, Inc.	676	28,284
Collegium Pharmaceutical, Inc.(a)	3,388	80,296
Columbia Banking System, Inc.	80	3,447
Comfort Systems USA, Inc.	576	43,068
Community Bank System, Inc.	520	39,894
Community Health Systems, Inc.(a)	4,591	62,070
Community Healthcare Trust, Inc., REIT	1,815	83,708
Computer Programs and Systems, Inc.	1,544	47,246
Comtech Telecommunications Corp.	2,974	73,874
CONMED Corp.	518	67,646
Conn's, Inc.(a)	2,082	40,495
CONSOL Energy, Inc.(a)	1,911	18,575
Consolidated Communications Holdings, Inc.(a)	12,121	87,271
Cooper Tire & Rubber Co.	451	25,247
Cooper-Standard Holdings, Inc.(a)	550	19,976
Corcept Therapeutics, Inc.(a)	1,672	39,777
Core Laboratories N.V.	343	9,875
CoreCivic, Inc.	3,797	34,363
Core-Mark Holding Co., Inc.	1,619	62,639
CorVel Corp.(a)	527	54,065
Security Description	Shares	Value
Covetrus, Inc.(a)	3,852	$115,444
Crocs, Inc.(a)	524	42,156
Cross Country Healthcare, Inc.(a)	798	9,967
CryoLife, Inc.(a)	648	14,632
CSG Systems International, Inc.	881	39,548
CTS Corp.	965	29,973
Cubic Corp.	549	40,939
Customers Bancorp, Inc.(a)	129	4,105
Cutera, Inc.(a)	1,997	60,010
CVB Financial Corp.	157	3,468
Cytokinetics, Inc.(a)	2,516	58,522
Daktronics, Inc.	6,018	37,733
Dave & Buster's Entertainment, Inc.(a)	700	33,530
Deluxe Corp.	1,038	43,554
Designer Brands, Inc., Class A	1,693	29,458
DiamondRock Hospitality Co., REIT(a)	2,401	24,730
Diebold Nixdorf, Inc.(a)	3,392	47,929
Digi International, Inc.(a)	3,259	61,888
Dime Community Bancshares, Inc.	119	3,587
Dine Brands Global, Inc.	289	26,019
Diodes, Inc.(a)	1,033	82,475
Diversified Healthcare Trust, REIT	16,045	76,695
DMC Global, Inc.	151	8,193
Donnelley Financial Solutions, Inc.(a)	2,476	68,907
Dorian LPG Ltd.(a)	6,846	89,888
Dorman Products, Inc.(a)	248	25,455
Dril-Quip, Inc.(a)	329	10,933
DSP Group, Inc.(a)	5,354	76,294
DXP Enterprises, Inc.(a)	519	15,658
Eagle Bancorp, Inc.	71	3,778
Eagle Pharmaceuticals, Inc.(a)	955	39,862
Easterly Government Properties, Inc., REIT	603	12,500
Ebix, Inc.	1,733	55,508
Echo Global Logistics, Inc.(a)	592	18,595
Edgewell Personal Care Co.	1,803	71,399
eHealth, Inc.(a)	2,014	146,478
El Pollo Loco Holdings, Inc.(a)	3,365	54,244
elf Beauty, Inc.(a)	2,255	60,502
Employers Holdings, Inc.	1,517	65,322
Enanta Pharmaceuticals, Inc.(a)	1,645	81,131
Encore Capital Group, Inc.(a)	890	35,805
Encore Wire Corp.	605	40,614
Endo International PLC(a)	4,964	36,783
Enerpac Tool Group Corp.	678	17,709
Enova International, Inc.(a)	907	32,180
EnPro Industries, Inc.	104	8,868
Ensign Group, Inc.	237	22,240
ePlus, Inc.(a)	486	48,425
ESCO Technologies, Inc.	195	21,234
Essential Properties Realty Trust, Inc., REIT	548	12,511
Ethan Allen Interiors, Inc.	754	20,818
EVERTEC, Inc.	1,141	42,468

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
EW Scripps Co., Class A	1,770	$34,108
ExlService Holdings, Inc.(a)	581	52,383
Exponent, Inc.	149	14,520
Extreme Networks, Inc.(a)	9,252	80,955
EZCORP, Inc., Class A(a)	6,616	32,882
Fabrinet(a)	414	37,421
FARO Technologies, Inc.(a)	612	52,981
FB Financial Corp.	438	19,473
Federal Signal Corp.	975	37,342
Ferro Corp.(a)	528	8,902
Fiesta Restaurant Group, Inc.(a)	3,822	48,119
First BanCorp	335	3,772
First Bancorp/Southern Pines NC	81	3,524
First Commonwealth Financial Corp.	259	3,722
First Financial Bancorp	157	3,768
First Hawaiian, Inc.	408	11,167
First Midwest Bancorp, Inc.	1,801	39,460
Flagstar Bancorp, Inc.	246	11,095
FormFactor, Inc.(a)	636	28,690
Forrester Research, Inc.(a)	478	20,305
Forward Air Corp.	213	18,917
Fossil Group, Inc.(a)	2,979	36,940
Four Corners Property Trust, Inc., REIT	432	11,837
Franklin Electric Co., Inc.	271	21,393
Franklin Street Properties Corp., REIT	2,912	15,870
Fresh Del Monte Produce, Inc.	1,209	34,614
Fulgent Genetics, Inc.(a)	296	28,600
FutureFuel Corp.	2,999	43,575
GameStop Corp., Class A(a)	160	30,371
Gannett Co., Inc.(a)	7,553	40,635
GCP Applied Technologies, Inc.(a)	332	8,147
Genesco, Inc.(a)	517	24,558
Gentherm, Inc.(a)	406	30,089
GEO Group, Inc., REIT	3,995	31,001
Getty Realty Corp., REIT	424	12,008
Gibraltar Industries, Inc.(a)	102	9,334
G-III Apparel Group Ltd.(a)	1,335	40,237
Glatfelter Corp.	1,399	23,993
Glaukos Corp.(a)	826	69,326
Global Net Lease, Inc., REIT	1,013	18,295
Glu Mobile, Inc.(a)	3,457	43,143
GMS, Inc.(a)	396	16,533
Granite Construction, Inc.	1,067	42,947
Granite Point Mortgage Trust, Inc., REIT	1,785	21,366
Great Western Bancorp, Inc.	120	3,635
Green Dot Corp., Class A(a)	832	38,097
Green Plains, Inc.(a)	1,334	36,111
Greenbrier Companies, Inc.	619	29,229
Greenhill & Co., Inc.	797	13,135
Griffon Corp.	1,887	51,270
Group 1 Automotive, Inc.	245	38,659
Guess?, Inc.	790	18,565
Security Description	Shares	Value
Hanger, Inc.(a)	2,109	$48,127
Hanmi Financial Corp.	188	3,709
Harmonic, Inc.(a)	7,722	60,540
Harsco Corp.(a)	563	9,655
Haverty Furniture Companies, Inc.	2,352	87,471
Hawaiian Holdings, Inc.	3,098	82,624
Hawkins, Inc.	557	18,671
Haynes International, Inc.	647	19,196
HB Fuller Co.	154	9,688
HCI Group, Inc.	855	65,681
HealthStream, Inc.(a)	2,365	52,834
Heartland Express, Inc.	1,227	24,025
Heidrick & Struggles International, Inc.	285	10,180
Helix Energy Solutions Group, Inc.(a)	2,108	10,645
Helmerich & Payne, Inc.	400	10,784
Heritage Financial Corp.	133	3,756
Hersha Hospitality Trust, REIT(a)	2,127	22,440
Heska Corp.(a)	149	25,101
Hibbett Sports, Inc.(a)	515	35,478
Hillenbrand, Inc.	606	28,912
Hilltop Holdings, Inc.	543	18,533
HNI Corp.	505	19,978
HomeStreet, Inc.	80	3,526
Hope Bancorp, Inc.	244	3,675
Horace Mann Educators Corp.	1,462	63,173
Hub Group, Inc., Class A(a)	284	19,108
Ichor Holdings Ltd.(a)	368	19,798
Independence Realty Trust, Inc., REIT	883	13,422
Independent Bank Corp.	38	3,199
Independent Bank Group, Inc.	55	3,973
Industrial Logistics Properties Trust, REIT	571	13,207
Innospec, Inc.	83	8,523
Innovative Industrial Properties, Inc., REIT	66	11,891
Innoviva, Inc.(a)	3,577	42,745
Inogen, Inc.(a)	1,436	75,419
Insight Enterprises, Inc.(a)	184	17,557
Installed Building Products, Inc.	218	24,172
Insteel Industries, Inc.	1,666	51,379
Integer Holdings Corp.(a)	169	15,565
Inter Parfums, Inc.	846	60,007
Interface, Inc.	708	8,836
Invacare Corp.	8,685	69,654
Invesco Mortgage Capital, Inc., REIT	3,215	12,892
Investors Bancorp, Inc.	271	3,981
iRobot Corp.(a)	176	21,504
iStar, Inc., REIT	1,058	18,811
Itron, Inc.(a)	236	20,921
J & J Snack Foods Corp.	176	27,637
James River Group Holdings Ltd.	1,204	54,926
John B Sanfilippo & Son, Inc.	318	28,738
John Bean Technologies Corp.	221	29,468
Kaiser Aluminum Corp.	77	8,509

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Kaman Corp.	182	$9,335
Kelly Services, Inc., Class A	475	10,578
Kite Realty Group Trust, REIT	592	11,420
KKR Real Estate Finance Trust, Inc., REIT	205	3,770
Knowles Corp.(a)	3,042	63,639
Kontoor Brands, Inc.	815	39,552
Koppers Holdings, Inc.(a)	579	20,126
Korn Ferry	161	10,042
Kraton Corp.(a)	525	19,210
Kulicke & Soffa Industries, Inc.	349	17,139
Lannett Co., Inc.(a)	8,613	45,477
Lantheus Holdings, Inc.(a)	1,466	31,328
Laredo Petroleum, Inc.(a)	420	12,625
La-Z-Boy, Inc.	470	19,966
LCI Industries	174	23,017
LeMaitre Vascular, Inc.	331	16,146
Lexington Realty Trust, REIT	1,674	18,598
LGI Homes, Inc.(a)	307	45,838
Lindsay Corp.	182	30,325
Liquidity Services, Inc.(a)	6,601	122,647
Livent Corp.(a)	450	7,794
LivePerson, Inc.(a)	1,038	54,744
LTC Properties, Inc., REIT	497	20,735
Lumber Liquidators Holdings, Inc.(a)	3,315	83,273
Luminex Corp.	878	28,008
Lydall, Inc.(a)	807	27,228
M/I Homes, Inc.(a)	767	45,307
Mack-Cali Realty Corp., REIT	1,182	18,297
Macy's, Inc.(a)	2,309	37,383
Magellan Health, Inc.(a)	552	51,468
ManTech International Corp., Class A	626	54,431
Marcus & Millichap, Inc.(a)	1,643	55,369
Marcus Corp.	1,855	37,081
MarineMax, Inc.(a)	748	36,921
Marten Transport Ltd.	1,410	23,928
Matador Resources Co.	681	15,969
Materion Corp.	292	19,342
Matrix Service Co.(a)	825	10,816
Matson, Inc.	311	20,744
Matthews International Corp., Class A	508	20,091
MaxLinear, Inc.(a)	2,405	81,962
MDC Holdings, Inc.	750	44,550
Medifast, Inc.	253	53,590
MEDNAX, Inc.(a)	1,820	46,355
Mercer International, Inc.	1,629	23,441
Meredith Corp.	1,165	34,694
Meridian Bioscience, Inc.(a)	1,206	31,657
Merit Medical Systems, Inc.(a)	271	16,227
Meritage Homes Corp.(a)	484	44,489
Meritor, Inc.(a)	570	16,769
Mesa Laboratories, Inc.	108	26,298
Meta Financial Group, Inc.	883	40,009
Security Description	Shares	Value
Methode Electronics, Inc.	698	$29,302
MGP Ingredients, Inc.	1,296	76,658
Michaels Companies, Inc.(a)	1,579	34,643
MicroStrategy, Inc., Class A(a)	78	52,946
ModivCare, Inc.(a)	215	31,846
Monarch Casino & Resort, Inc.(a)	471	28,552
Monro, Inc.	607	39,941
Moog, Inc., Class A	213	17,711
Motorcar Parts of America, Inc.(a)	2,610	58,725
Movado Group, Inc.	1,703	48,450
Mr Cooper Group, Inc.(a)	601	20,891
MTS Systems Corp.	378	22,000
Mueller Industries, Inc.	484	20,013
Myers Industries, Inc.	507	10,018
MYR Group, Inc.(a)	180	12,901
Myriad Genetics, Inc.(a)	1,043	31,759
Nabors Industries Ltd.	103	9,625
National Bank Holdings Corp., Class A	1,024	40,632
National Beverage Corp.	563	27,536
National Presto Industries, Inc.	373	38,072
National Storage Affiliates Trust, REIT	468	18,687
Natus Medical, Inc.(a)	1,082	27,710
NBT Bancorp, Inc.	291	11,611
Neenah, Inc.	449	23,070
NeoGenomics, Inc.(a)	435	20,980
NETGEAR, Inc.(a)	2,005	82,405
New York Mortgage Trust, Inc., REIT	2,634	11,774
NexPoint Residential Trust, Inc., REIT	295	13,597
NextGen Healthcare, Inc.(a)	2,869	51,929
NIC, Inc.	1,692	57,410
NMI Holdings, Inc., Class A(a)	2,333	55,152
Northfield Bancorp, Inc.	243	3,869
Northwest Bancshares, Inc.	799	11,546
Northwest Natural Holding Co.	2,425	130,829
NOW, Inc.(a)	1,495	15,085
Oceaneering International, Inc.(a)	900	10,278
ODP Corp.	861	37,273
Office Properties Income Trust, REIT	646	17,778
OFG Bancorp	1,899	42,955
O-I Glass, Inc.	2,939	43,321
Oil States International, Inc.(a)	1,473	8,882
Old National Bancorp	193	3,733
Olympic Steel, Inc.	741	21,822
Omnicell, Inc.(a)	430	55,844
OneSpan, Inc.(a)	3,303	80,923
Onto Innovation, Inc.(a)	446	29,307
OraSure Technologies, Inc.(a)	2,542	29,665
Orthofix Medical, Inc.(a)	1,576	68,320
OSI Systems, Inc.(a)	228	21,911
Owens & Minor, Inc.	451	16,953
Oxford Industries, Inc.	235	20,544
Pacific Premier Bancorp, Inc.	83	3,606

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Pacira BioSciences, Inc.(a)	585	$41,003
Palomar Holdings, Inc.(a)	834	55,911
Par Pacific Holdings, Inc.(a)	2,469	34,862
Park Aerospace Corp.	555	7,337
Park National Corp.	24	3,103
Patrick Industries, Inc.	285	24,225
Patterson-UTI Energy, Inc.	1,441	10,274
PBF Energy, Inc., Class A(a)	2,646	37,441
PC Connection, Inc.	368	17,072
PDC Energy, Inc.(a)	430	14,792
PDF Solutions, Inc.(a)	2,096	37,267
Penn Virginia Corp.(a)	972	13,025
Pennant Group, Inc.(a)	378	17,312
PennyMac Mortgage Investment Trust, REIT	1,095	21,462
Perdoceo Education Corp.(a)	5,079	60,745
Perficient, Inc.(a)	851	49,971
PetMed Express, Inc.	3,613	127,087
PGT Innovations, Inc.(a)	963	24,316
Phibro Animal Health Corp., Class A	2,332	56,901
Photronics, Inc.(a)	1,368	17,592
Piper Sandler Companies	112	12,281
Pitney Bowes, Inc.	3,368	27,752
Plantronics, Inc.	2,067	80,427
Plexus Corp.(a)	1,417	130,137
Powell Industries, Inc.	515	17,443
Power Integrations, Inc.	1,045	85,147
PRA Group, Inc.(a)	965	35,773
Preferred Bank	61	3,884
Prestige Consumer Healthcare, Inc.(a)	1,235	54,439
PriceSmart, Inc.	657	63,565
ProAssurance Corp.	2,025	54,189
Progress Software Corp.	1,261	55,560
ProPetro Holding Corp.(a)	1,015	10,820
Proto Labs, Inc.(a)	322	39,203
Provident Financial Services, Inc.	172	3,832
Quaker Chemical Corp.	88	21,452
Quanex Building Products Corp.	952	24,971
QuinStreet, Inc.(a)	917	18,615
R1 RCM, Inc.(a)	520	12,834
RadNet, Inc.(a)	1,358	29,537
Rambus, Inc.(a)	4,340	84,370
Range Resources Corp.(a)	1,671	17,261
Raven Industries, Inc.	224	8,586
Rayonier Advanced Materials, Inc.(a)	1,365	12,381
RE/MAX Holdings, Inc., Class A	1,336	52,625
Ready Capital Corp., REIT	267	3,583
Realogy Holdings Corp.(a)	3,467	52,456
Red Robin Gourmet Burgers, Inc.(a)	644	25,689
Redwood Trust, Inc., REIT	1,152	11,992
REGENXBIO, Inc.(a)	1,410	48,095
Regis Corp.(a)	2,562	32,179
Renasant Corp.	271	11,214
Security Description	Shares	Value
Renewable Energy Group, Inc.(a)	598	$39,492
Rent-A-Center, Inc.	543	31,309
Resideo Technologies, Inc.(a)	859	24,267
Resources Connection, Inc.	992	13,432
Retail Opportunity Investments Corp., REIT	725	11,506
Retail Properties of America, Inc., REIT, Class A	1,040	10,899
REX American Resources Corp.(a)	334	28,113
Rogers Corp.(a)	54	10,163
RPC, Inc.(a)	2,052	11,081
RPT Realty, REIT	955	10,897
Ruth's Hospitality Group, Inc.(a)	917	22,769
S&T Bancorp, Inc.	112	3,752
Safehold, Inc., REIT	178	12,478
Safety Insurance Group, Inc.	757	63,777
Saia, Inc.(a)	86	19,830
Sally Beauty Holdings, Inc.(a)	1,621	32,631
Sanmina Corp.(a)	3,228	133,575
Saul Centers, Inc., REIT	292	11,712
ScanSource, Inc.(a)	532	15,933
Scholastic Corp.	1,383	41,642
Schweitzer-Mauduit International, Inc.	516	25,269
Seacoast Banking Corp. of Florida(a)	100	3,624
SEACOR Holdings, Inc.(a)	2,346	95,599
Select Medical Holdings Corp.(a)	1,494	50,945
Seneca Foods Corp., Class A(a)	619	29,149
ServisFirst Bancshares, Inc.	63	3,864
Shake Shack, Inc., Class A(a)	526	59,317
Shenandoah Telecommunications Co.	1,660	81,025
Shoe Carnival, Inc.	467	28,898
Shutterstock, Inc.	1,406	125,190
Signet Jewelers Ltd.(a)	728	42,209
Simmons First National Corp., Class A	123	3,649
Simply Good Foods Co.(a)	881	26,800
Simulations Plus, Inc.	804	50,845
SiriusPoint Ltd.(a)	5,226	53,148
SITE Centers Corp., REIT	863	11,702
SkyWest, Inc.	1,436	78,233
Sleep Number Corp.(a)	156	22,384
SM Energy Co.	938	15,355
SMART Global Holdings, Inc.(a)	1,874	86,241
Sonic Automotive, Inc., Class A	818	40,548
South Jersey Industries, Inc.	4,638	104,726
Southside Bancshares, Inc.	97	3,735
Southwestern Energy Co.(a)	3,988	18,544
SpartanNash Co.	3,065	60,166
Spectrum Pharmaceuticals, Inc.(a)	11,686	38,096
Spok Holdings, Inc.	7,424	77,878
SPS Commerce, Inc.(a)	541	53,727
SPX Corp.(a)	711	41,430
SPX FLOW, Inc.	313	19,822
St Joe Co.	264	11,326

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Stamps.com, Inc.(a)	88	$17,557
Standard Motor Products, Inc.	1,446	60,125
Standex International Corp.	485	46,351
Stepan Co.	109	13,855
Steven Madden Ltd.	1,098	40,911
Stewart Information Services Corp.	1,054	54,840
StoneX Group, Inc.(a)	1,138	74,402
Sturm Ruger & Co., Inc.	926	61,181
Summit Hotel Properties, Inc., REIT(a)	2,406	24,445
SunCoke Energy, Inc.	2,879	20,182
Supernus Pharmaceuticals, Inc.(a)	1,615	42,281
Surmodics, Inc.(a)	292	16,372
Sykes Enterprises, Inc.(a)	235	10,359
Tabula Rasa HealthCare, Inc.(a)	1,284	59,128
Tactile Systems Technology, Inc.(a)	1,446	78,793
Talos Energy, Inc.(a)	1,243	14,966
Tanger Factory Outlet Centers, Inc., REIT	711	10,757
Team, Inc.(a)	1,217	14,032
TechTarget, Inc.(a)	262	18,196
Tennant Co.	374	29,879
TimkenSteel Corp.(a)	1,790	21,033
Titan International, Inc.	1,166	10,820
Tivity Health, Inc.(a)	883	19,709
Tompkins Financial Corp.	45	3,722
Tredegar Corp.	538	8,075
Trinseo S.A.	130	8,277
Triumph Bancorp, Inc.(a)	532	41,171
Triumph Group, Inc.	548	10,072
TrueBlue, Inc.(a)	475	10,460
Trupanion, Inc.(a)	693	52,814
TrustCo Bank Corp. NY	1,569	11,564
TTEC Holdings, Inc.	119	11,954
TTM Technologies, Inc.(a)	4,480	64,960
Tupperware Brands Corp.(a)	2,584	68,243
UFP Industries, Inc.	137	10,390
Ultra Clean Holdings, Inc.(a)	321	18,631
Unifi, Inc.(a)	315	8,681
UniFirst Corp.	170	38,031
Unisys Corp.(a)	1,894	48,145
United Community Banks, Inc.	105	3,583
United Fire Group, Inc.	1,612	56,098
United Insurance Holdings Corp.	8,191	59,057
United Natural Foods, Inc.(a)	1,655	54,516
Uniti Group, Inc., REIT	1,102	12,155
Universal Corp.	1,498	88,367
Universal Electronics, Inc.(a)	1,342	73,770
Universal Health Realty Income Trust, REIT	178	12,065
Universal Insurance Holdings, Inc.	3,961	56,801
Urstadt Biddle Properties, Inc., REIT, Class A	676	11,255
Security Description	Shares	Value
US Concrete, Inc.(a)	967	$70,900
US Ecology, Inc.(a)	958	39,891
US Physical Therapy, Inc.	268	27,899
US Silica Holdings, Inc.	923	11,344
USANA Health Sciences, Inc.(a)	285	27,816
Vanda Pharmaceuticals, Inc.(a)	2,405	36,123
Varex Imaging Corp.(a)	1,224	25,080
Vector Group Ltd.	5,760	80,352
Veeco Instruments, Inc.(a)	736	15,265
Vera Bradley, Inc.(a)	3,765	38,026
Vericel Corp.(a)	384	21,331
Veritex Holdings, Inc.	125	4,090
Veritiv Corp.(a)	389	16,548
Viad Corp.	491	20,499
Viavi Solutions, Inc.(a)	1,748	27,444
Vicor Corp.(a)	877	74,571
Virtus Investment Partners, Inc.	287	67,588
Vista Outdoor, Inc.(a)	1,971	63,210
Vonage Holdings Corp.(a)	10,526	124,417
Wabash National Corp.	1,516	28,501
Waddell & Reed Financial, Inc., Class A	2,937	73,572
Walker & Dunlop, Inc.	206	21,164
Warrior Met Coal, Inc.	1,123	19,237
Washington Real Estate Investment Trust, REIT	776	17,150
Watts Water Technologies, Inc., Class A	180	21,386
WD-40 Co.	30	9,185
Westamerica BanCorp	553	34,717
Whitestone REIT	1,187	11,514
Winnebago Industries, Inc.	772	59,220
WisdomTree Investments, Inc.	11,960	74,750
Wolverine World Wide, Inc.	1,066	40,849
World Acceptance Corp.(a)	252	32,700
WSFS Financial Corp.	79	3,933
Xencor, Inc.(a)	1,221	52,576
Xenia Hotels & Resorts, Inc., REIT	1,239	24,161
Xperi Holding Corp.	679	14,782
Zumiez, Inc.(a)	943	40,455
Zynex, Inc.(a)	4,382	66,913
TOTAL INVESTMENTS—99.8% (Cost $15,091,331)		20,611,402
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		40,578
NET ASSETS—100.0%		$20,651,980

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$20,611,402	$—	$—	$20,611,402
Total	$20,611,402	$—	$—	$20,611,402

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

INDUSTRY BREAKDOWN
AS OF March 31, 2021*
INDUSTRY	PERCENTAGE OF NET ASSETS
Branded Pharmaceuticals	5.2%
Healthcare Providers and Facilities	3.6
Commercial Hardware	3.3
Midstream and Gas	3.1
Business Software for Specific Uses	2.6
Operators and Developers	2.5
Telecommunication Networks	2.4
Home Office and Consumer Equipment Manufacture	2.4
Commercial Insurance	2.4
Management and IT Services	2.4
Non Real Estate Banking	2.4
Transportation Services	2.4
Home Office and Consumer Equipment Retail	2.4
Real Estate Banking	2.3
Consumer Insurance	2.3
Rental	2.3
Hospital Equipment	2.2
Auto Products	2.2
Content Providers	2.2
Business Software for Specific Industries	2.1
Investment Services	2.1
Medical Devices	2.1
Information and Electrical Components	2.0
Transaction Services	1.9
Production Equipment	1.8
Distribution Services	1.8
Restaurants	1.7
Food Distributors	1.7
Semiconductor Services and Equipment	1.7
Upstream Energy	1.6
Mechanical Components	1.6
Specialty Services	1.6
Digital Integrated Circuits	1.6
Analog and Mixed Signal Integrated Circuits	1.6
Other Natural Resources	1.5
Apparel Retailers	1.5
Branded Apparel	1.4
Chemicals	1.4
Contract Electronics Services	1.3
Online Distribution Networks	1.2
Alcohol and Tobacco	1.2
Primary Foods	1.1
Processed Foods	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Metals	1.1%
Transport Aerospace and Defense Equipment	1.0
Personal Products	0.9
Midstream	0.9
Accessories and Footwear	0.8
Industrial Conglomerates	0.7
Search and Social Networks	0.7
Electric Regulated	0.7
Healthcare Products Distribution	0.6
Drugstores	0.6
Internet Services	0.6
Downstream	0.5
Brokers and Dealers	0.4
End User Hardware	0.4
Consumer Paper Products	0.3
Consumer Services	0.2
Medical Research Services and Equipment	0.1
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified SmallCap ETF
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Note  1—Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.